Business Combination	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business combination
B.5	Business combination
BHP Petroleum merger
Refer to the 2022 Financial Statements for details of the BHPP merger. Except for changes noted below, the disclosures are consistent with Note B.5 of the 2022 Financial Statements.
On 1 June 2022, the Group acquired 100% of the issued share capital of BHP Petroleum International Pty Ltd (subsequently renamed Woodside Energy Global Holdings Pty Ltd), which held BHP Group’s (BHP) oil and gas business. In exchange, the Group issued 914,768,948 new Woodside shares to BHP as part of the merger consideration. The transaction was accounted for as a business combination with an acquisition date of 1 June 2022.

The Group had 12 months from the acquisition date to make adjustments to the fair value of net identifiable assets acquired and the resultant value of goodwill. As at 1 June 2023, the Group finalised the purchase price allocation which has resulted in goodwill of $4,669 million, a net increase of $55 million from the provisional amount reported at 31 December 2022.
Details of the purchase consideration and the fair value of goodwill, identifiable assets and liabilities of BHPP acquired are as follows:

Fair value of net identifiable assets and goodwill arising on acquisition date	US$m
Cash and cash equivalents	399
Receivables	1,164
Inventories	295
Investments accounted for using the equity method	267
Other financial assets	59
Other assets	284
Exploration and evaluation assets	180
Oil and gas properties	19,353
Lease assets	142
Payables	(1,035)
Provisions	(4,827)
Tax payable	(365)
Deferred tax liabilities	(653)
Lease liabilities	(268)
Other liabilities	(1,054)
Net identifiable assets acquired	13,941
Goodwill arising on acquisition	4,669
Purchase consideration	18,610

Purchase consideration	US$m
Shares issued, at fair value	19,265
Other reserves (share replacement awards)	18
Locked box payment received 1	(683)
Adjustments to locked box payment	10
Total purchase consideration	18,610

1.
Represents the positive net cash flow of $1,513 million generated by BHPP assets from the effective date of the business combination offset by the notional dividend distribution of $830 million paid to BHP.

Analysis of cash flows on acquisition	US$m
Cash acquired on acquisition	399
Locked box payment received	683
Net cash flow on acquisition	1,082
Shares issued, at fair value
The fair value of 914,768,948 shares issued as part of the consideration paid to BHP was $19,265 million. This was based on the published share price on 1 June 2022 of US$21.06 per share.
Locked box payment received
For the year ended 31 December 2022, the Group received $683 million as part of the merger consideration which includes the locked box payment of $1,513 million representing the positive net cash flow generated by BHPP assets from the effective date of the transaction to completion date offset by the notional dividend distribution of $830 million paid to BHP. The initial purchase consideration was subsequently adjusted by $10 million against the locked box payment received.
Goodwill
Goodwill arising from the acquisition has been recognised as the excess of consideration paid above the fair value of the assets acquired and liabilities assumed as part of the business combination. $2,035 million of the goodwill arises from the deferred tax liability recognised on acquisition as a consequence of asset tax bases received in the merger being lower than the fair value of the assets acquired. The remaining goodwill of $2,634 million reflects the value expected to be generated from the Pluto-Scarborough CGU as a result of the merger. The goodwill is not deductible for tax purposes.

Key estimates and judgements

(a) Fair value determination for net assets acquired
Judgement is required to determine the fair value of assets acquired and liabilities assumed in a business combination, which can have a material impact on resultant goodwill. This includes the use of a cash flow model to estimate the expected future cash flows of the oil and gas assets acquired, based on reserves and resources at acquisition date and the discount rate used. The expected future cash flows are based on estimates of future production, commodity and carbon prices, operating costs, and forecast capital expenditures at acquisition date.

Restoration provisions require judgemental assumptions regarding removal date, environmental legislation and regulations and the extent of restoration activities required in determining the cost estimate.

Carry forward tax losses are recognised only if it is probable that sufficient future taxable income will be available to utilise the losses.